Note 8 - Fair Value - Reconciliation Of Changes In Fair Value Measurement - Acquisitions, disposals and liquidation (Details) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Fair value level 3 acquisitions disposals liquidations Line Items
Acquisitions Disposals Liquidations Assets	€ 32
Acquisitions Disposals Liquidations Liabilities	320
Acquisitions [Member]
Fair value level 3 acquisitions disposals liquidations Line Items
Acquisitions Disposals Liquidations Assets	432
Acquisitions Disposals Liquidations Liabilities	403
Disposals [Member]
Fair value level 3 acquisitions disposals liquidations Line Items
Acquisitions Disposals Liquidations Assets	348
Liquidations [Member]
Fair value level 3 acquisitions disposals liquidations Line Items
Acquisitions Disposals Liquidations Assets	51
Acquisitions Disposals Liquidations Liabilities	€ 83